Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of Funding Valuations of the Significant Defined Benefit Plans

The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(i)	1 April 2015
Ireland(ii)	31 December 2015
United States	1 January 2018

(i)

The triennial valuation of the Diageo Pension Scheme (the UK Scheme) as at 1 April 2018 is in progress and the results of this valuation are expected to be agreed by Diageo and the trustee later in calendar year 2018. The Diageo Pension Scheme (the UK Scheme) closed to new members in November 2005. Employees who have joined Diageo in the United Kingdom since the defined benefit scheme closed had been eligible to become members of the Diageo Lifestyle Plan (a cash balance defined benefit pension plan) until 1 January 2018. Since then new employees have been eligible to become members of a Diageo administered defined contribution plan. From 1 April 2018 there were changes to the future benefits earnt by employees in the UK Scheme. The changes impact the ongoing service cost but not the benefits earnt by the members as at 31 March 2018.

(ii)

The Guinness Ireland Group Pension Scheme in Ireland (the Irish Scheme) closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of Diageo administered defined contribution plans.

Schedule of Amounts Charged to Consolidated Income Statement for Group's Defined Benefit Post Employment Plans and Consolidated Statement of Comprehensive Income

The amounts charged to the consolidated income statement for the group’s defined benefit post employment plans and the consolidated statement of comprehensive income for the three years ended 30 June 2018 are as follows:

	2018 £ million	2017 £ million	2016 £ million
Current service cost and administrative expenses	(123)	(133)	(112)
Past service gains	33	14	1
Gains on curtailments and settlements	6	10	1
Charge to operating profit	(84)	(109)	(110)
Net finance charge in respect of post employment plans	(11)	(25)	(5)

Charge before taxation(i)	(95)	(134)	(115)

Actual returns less amounts included in finance income	312	973	61
Experience (losses) / gains	(30)	58	91
Changes in financial assumptions	108	(466)	(1,066)
Changes in demographic assumptions	69	86	62

Other comprehensive income/(loss)	459	651	(852)
Changes in the surplus restriction	(2)	1	—

Total other comprehensive income/(loss)	457	652	(852)

Schedule of Charge Before Taxation

(i) The charge before taxation in respect of the following countries is:

	2018 £ million	2017 £ million	2016 £ million
United Kingdom	(49)	(67)	(50)
Ireland	1	(15)	(19)
United States	(29)	(34)	(27)
Other	(18)	(18)	(19)

	(95)	(134)	(115)

Schedule of Movement in Net Deficit

The movement in the net (deficit)/surplus for the two years ended 30 June 2018 is set out below:

	Plan assets £ million	Plan liabilities £ million	Net (deficit)/surplus £ million
At 30 June 2016	8,256	(9,447)	(1,191)
Exchange differences	99	(135)	(36)
Charge before taxation	173	(307)	(134)
Other comprehensive income/(loss)(i)	973	(322)	651
Contributions by the group	220	—	220
Employee contributions	8	(8)	—
Benefits paid	(503)	503	—

At 30 June 2017	9,226	(9,716)	(490)
Exchange differences	(1)	1	—
Charge before taxation	227	(322)	(95)
Other comprehensive income(i)	312	147	459
Contributions by the group	192	—	192
Employee contributions	6	(6)	—
Benefits paid	(652)	652	—

At 30 June 2018	9,310	(9,244)	66

(i)	Excludes surplus restriction.

Schedule of Plan Assets and Liabilities by Type of Post Employment Benefit and Country

The plan assets and liabilities by type of post employment benefit and country is as follows:

	2018		2017
	Plan assets £ million	Plan liabilities £ million	Plan assets £ million	Plan liabilities £ million
Pensions
United Kingdom	6,792	(6,032)	6,789	(6,680)
Ireland	1,745	(2,148)	1,663	(1,952)
United States	525	(505)	522	(516)
Other	180	(215)	178	(215)
Post employment medical	1	(259)	2	(263)
Other post employment	67	(85)	72	(90)

	9,310	(9,244)	9,226	(9,716)

Schedule of Balance Sheet Analysis of Post Employment Plans

The balance sheet analysis of the post employment plans is as follows:

	2018		2017
	Non- current assets(i) £ million	Non- current liabilities £ million	Non- current assets(i) £ million	Non- current liabilities £ million
Funded plans	935	(593)	281	(492)
Unfunded plans	—	(279)	—	(280)

	935	(872)	281	(772)

(i)	Includes surplus restriction of £3 million (2017 – £1 million).

Schedule of Weighted Average Assumptions Used to Determine Group's Deficit/Surplus in Main Post Employment Plans

The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post employment plans at 30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ended 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(i)
	2018%	2017%	2016%	2018%	2017%	2016%	2018%	2017%	2016%
Rate of general increase in salaries(ii)	4.3	4.4	4.0	3.2	3.0	2.8	—	—	—
Rate of increase to pensions in payment	3.3	3.4	3.1	2.0	1.7	1.6	—	—	—
Rate of increase to deferred pensions	2.1	2.2	1.8	1.8	1.6	1.4	—	—	—
Discount rate for plan liabilities	2.8	2.6	2.9	1.7	2.1	1.4	4.1	3.7	3.5
Inflation - CPI	2.1	2.2	1.8	1.8	1.6	1.4	2.1	1.8	1.4
Inflation - RPI	3.1	3.2	2.8	—	—	—	—	—	—

(i)	The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on a member’s projected final salary.
(ii)	The salary increase assumptions include an allowance for age related promotional salary increases.

Schedule of Expected Age at Death of an Average Worker Who Retires Currently at Age of 65, and One Who is Currently Aged 45 and Subsequently Retires at the Age of 65

For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(i)			Ireland(ii)			United States
	2018 Age	2017 Age	2016 Age	2018 Age	2017 Age	2016 Age	2018 Age	2017 Age	2016 Age
Retiring currently at age 65
Male	86.1	86.3	86.4	86.4	86.3	86.2	86.0	85.9	86.3
Female	88.4	88.1	88.3	89.2	89.0	88.9	88.0	87.9	88.3
Currently aged 45, retiring at age 65
Male	88.2	88.2	88.6	89.4	89.2	89.1	87.6	87.5	88.0
Female	90.5	90.5	91.2	92.1	91.9	91.8	89.6	89.5	89.9

(i)	Based on the CMI’s latest SAPS mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(ii)	Based on the ‘00’ series of mortality tables with scaling factors based on the experience of the plan and with suitable future improvements.

Schedule of Sensitivity Analyses of Potential Impacts on Consolidated Income Statement and on Plan Liabilities

For the significant assumptions, the following sensitivity analyses estimate the potential impacts on the consolidated income statement for the year ended 30 June 2018 and on the plan liabilities at 30 June 2018:

	United Kingdom			Ireland			United States and other
Benefit/(cost)	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million
Effect of 0.5% increase in discount rate	5	21	512	3	4	190	1	1	32
Effect of 0.5% decrease in discount rate	(6)	(19)	(575)	(4)	(4)	(220)	(1)	(1)	(35)
Effect of 0.5% increase in inflation	(5)	(15)	(462)	(4)	(6)	(197)	—	(1)	(12)
Effect of 0.5% decrease in inflation	5	13	408	3	5	169	—	1	11
Effect of one year increase in life expectancy	(1)	(6)	(259)	(1)	(2)	(89)	—	(1)	(25)

(i)	The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(1)

The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation linked assumptions (e.g. pension increases and salary increases where appropriate).

Schedule of Analysis of Fair Value of Plan Assets

An analysis of the fair value of the plan assets is as follows:

	2018				2017
	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million
Equities
Quoted	758	316	242	1,316	902	367	296	1,565
Unquoted and private equity	399	1	18	418	365	2	19	386
Bonds
Fixed-interest government	133	103	42	278	193	153	50	396
Inflation-linked government	1,063	262	1	1,326	1,036	182	—	1,218
Investment grade corporate	934	344	363	1,641	998	277	337	1,612
Non-investment grade	147	49	16	212	230	51	17	298
Loan securities	1,112	303	—	1,415	956	222	—	1,178
Repurchase agreements	2,799	—	—	2,799	2,812	—	—	2,812
Liability driven investment (LDI)	139	50	—	189	122	69	—	191
Property – unquoted	689	94	1	784	641	121	1	763
Hedge funds	68	138	—	206	—	151	—	151
Interest rate and inflation swaps	(1,415)	70	—	(1,345)	(1,440)	41	—	(1,399)
Cash and other	(34)	15	90	71	(26)	27	54	55

Total bid value of assets	6,792	1,745	773	9,310	6,789	1,663	774	9,226

(1)

The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long term.

(2)	At 30 June 2017 the Irish Scheme’s plan assets included £0.5 million invested in the ordinary shares of Diageo plc.

Schedule of Timing of Benefit Payments

The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2018 £ million	2017 £ million	2018 £ million	2017 £ million	2018 £ million	2017 £ million
Maturity analysis of benefits expected to be paid
Within one year	575	347	75	76	49	57
Between 1 to 5 years	1,144	1,079	370	374	187	243
Between 6 to 15 years	2,575	2,800	751	742	380	366
Between 16 to 25 years	2,196	2,511	727	701	242	234
Beyond 25 years	3,325	4,201	1,260	1,170	207	198

Total	9,815	10,938	3,183	3,063	1,065	1,098

	years	years	years	years	years	years
Average duration of the defined benefit obligation	19	19	19	19	10	10